Consolidated statement of comprehensive income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Statement of comprehensive income [abstract]
Net income		$ 8,454	$ 7,154
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		400	281
Net gains (losses) on hedges of investments in foreign operations		(365)	(267)
Other comprehensive income, net of tax, exchange differences on translation		35	14
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		368	127
Net (gains) losses reclassified to net income		(14)	(27)
Other comprehensive income, net of tax, debt securities		354	100
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		1,419	2,348
Net (gains) losses reclassified to net income		(928)	(813)
Other comprehensive income, net of tax, cash flow hedges		491	1,535
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		208	250
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(34)	(216)
Net gains (losses) on equity securities designated at FVOCI		18	(13)
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		192	21
Total other comprehensive income (loss)	[1]	1,072	1,670
Comprehensive income		9,526	8,824
Comprehensive income attributable to non-controlling interests		25	39
Preferred shareholders and other equity instrument holders		364	263
Common shareholders		9,137	8,522
Comprehensive income attributable to equity shareholders		9,501	8,785
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(12)	(5)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(68)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(80)	(5)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on debt securities measured at FVOCI		(74)	(12)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		5	10
Income tax (expense) benefit relating to debt securities of other comprehensive income		(69)	(2)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(546)	(903)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		357	313
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(189)	(590)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(66)	(68)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		13	83
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(6)	4
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(59)	19
Total income tax (expense) benefit allocated to each component of OCI		$ (397)	$ (578)

[1]	Includes $43 million of gains for 2025 (2024: $113 million of gains) relating to our investments in equity-accounted associates and joint ventures.